Supplementary cash flow information	12 Months Ended
Dec. 31, 2022
Supplemental Statement of Cash Flow [Abstract]
Supplementary cash flow information
22. Supplementary cash flow information

Changes in non-cash working capital:	December 31, 2022	December 31, 2021

Accounts receivable and other	$(3,769)	$14,065
Inventories	(20,552)	(15,667)
Accounts payable and accrued liabilities	(3,993)	(8,182)
	$(28,314)	$(9,784)